1

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of InvestmentsJune 30, 2023 (unaudited)

		Shares	Fair Value
98.76%	COMMON STOCKS

15.55%	COMMUNICATIONS SERVICES
	Alphabet Inc.(A)	12,634	$ 1,512,290
	Meta Platforms, Inc.(A)	9,527	2,734,058
	Netflix.com, Inc.(A)	3,052	1,344,376
	Rolox Corp.(A)	36,720	1,479,816
	T-Mobile US, Inc.(A)	7,772	1,079,531
			8,150,071

21.57%	CONSUMER DISCRETIONARY
	Amazon.Com, Inc.(A)	17,563	2,289,513
	Expedia Group, Inc.(A)	9,282	1,015,358
	Starbucks Corp.	17,561	1,739,593
	Tesla, Inc.(A)	10,056	2,632,359
	The Home Depot Inc.	3,160	981,622
	Ulta Beauty, Inc.(A)	2,313	1,088,486
	Wynn Resorts, Ltd.	14,774	1,560,282
			11,307,213

4.37%	CONSUMER STAPLES
	PepsiCo, Inc.	12,363	2,289,875

3.10%	FINANCIAL
	Brown & Brown, Inc.	23,575	1,622,903

10.63%	HEALTH CARE
	Amgen Inc.	6,993	1,552,586
	Intuitive Surgical Inc.(A)	3,577	1,223,119
	Merck & Company, Inc.	24,221	2,794,861
			5,570,566

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

		Shares	Fair Value
11.81%	INDUSTRIALS
	Caterpillar Inc.	6,249	$ 1,537,566
	Deere & Co.	2,487	1,007,708
	Generac Holdings Inc.(A)	7,237	1,079,254
	The Boeing Co.(A)	7,194	1,519,085
	Uber Technologies, Inc.(A)	24,234	1,046,182
			6,189,795

15.65%	INFORMATION TECHNOLOGY
	Apple Inc.	9,963	1,932,523
	Cisco Systems, Inc.	14,590	754,887
	Crowdstrike Holdings, Inc.(A)	12,915	1,896,826
	Oracle Corp.	15,399	1,833,867
	Palo Alto Networks, Inc. (A)	6,977	1,782,693
			8,200,796

8.69%	SEMICONDUCTOR
	Broadcom Inc.	2,222	1,927,430
	Nvidia Corp.	6,217	2,629,915
			4,557,345

7.39%	SOFTWARE & SERVICES
	Adobe, Inc.(A)	4,277	2,091,410
	Microsoft Corp.	5,235	1,782,727
			3,874,137

98.76%	TOTAL COMMON STOCKS		51,762,701

0.00%	MONEY MARKET FUNDS
	Dreyfus Treasury Securities Cash Management-Service Shares 4.17%(B)	133	133

98.76%	TOTAL INVESTMENTS		51,762,834
1.24%	Other assets, net of liabilities		649,116
100.00%	NET ASSETS		$52,411,950

(A)Non-Income Producing

(B)Effective 7 day yield as of June 30, 2023

QUARTERLY REPORT

ALPHA DOG ETF

Schedule of Investments - continuedJune 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$51,762,701	$—	$—	$51,762,701
Money Market Funds	133			133
Total Investments	$51,762,834	$—	$—	$51,762,834

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $42,530,310 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,504,894
Gross unrealized depreciation	(272,370)
Net unrealized appreciation	$9,232,524